Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting, Measurement Disclosures [Abstract]
Amounts of Consolidated Revenue, Expense, Tax and Assets
The following table reflects the amounts of consolidated revenue, expense, tax, and average assets, as well as, depreciation and amortization expense and expenditures for long lived assets for each segment for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Consolidated
Net interest income	$1,220,317	$842,314	$729,084
Provision/(provision credit) for loan losses	7,000	—	11,000
Noninterest income	722,788	490,219	552,441
Noninterest expense	1,221,996	1,023,661	925,204
Income/(loss) before income taxes	714,109	308,872	345,321
Provision/(benefit) for income taxes	157,602	131,892	106,810
Net income/(loss)	$556,507	$176,980	$238,511
Average assets	$40,225,459	$29,924,813	$27,427,227
Depreciation and amortization	$59,125	$70,924	$64,673
Expenditures for long-lived assets	38,166	287,642	62,554

(Dollars in thousands)	2018	2017	2016
Regional Banking
Net interest income	$1,202,317	$846,620	$742,131
Provision/(provision credit) for loan losses	25,277	21,341	38,886
Noninterest income	309,308	258,627	248,996
Noninterest expense	824,740	626,304	612,983
Income/(loss) before income taxes	661,608	457,602	339,258
Provision/(benefit) for income taxes	155,471	163,547	121,304
Net income/(loss)	$506,137	$294,055	$217,954
Average assets	$28,470,388	$19,507,765	$17,137,709
Depreciation and amortization	$29,681	$43,061	$38,896
Expenditures for long-lived assets	34,212	274,059	51,442
Fixed Income
Net interest income	$35,715	$18,065	$10,802
Noninterest income	164,767	217,082	269,344
Noninterest expense	191,504	208,921	227,936
Income/(loss) before income taxes	8,978	26,226	52,210
Provision/(benefit) for income taxes	1,560	8,717	18,722
Net income/(loss)	$7,418	$17,509	$33,488
Average assets	$3,299,117	$2,543,151	$2,364,130
Depreciation and amortization	$9,724	$8,737	$5,770
Expenditures for long-lived assets	755	2,499	2,019
Corporate
Net interest income/(expense)	$(64,140)	$(59,383)	$(66,215)
Noninterest income (a)	239,252	8,878	20,453
Noninterest expense	177,829	144,258	63,577
Income/(loss) before income taxes	(2,717)	(194,763)	(109,339)
Provision/(benefit) for income taxes	(10,856)	(47,989)	(57,698)
Net income/(loss)	$8,139	$(146,774)	$(51,641)
Average assets	$7,092,078	$6,367,268	$6,037,624
Depreciation and amortization	$25,564	$18,726	$19,610
Expenditures for long-lived assets	2,302	9,161	8,947
Non-Strategic
Net interest income	$46,425	$37,012	$42,366
Provision/(provision credit) for loan losses	(18,277)	(21,341)	(27,886)
Noninterest income	9,461	5,632	13,648
Noninterest expense	27,923	44,178	20,708
Income/(loss) before income taxes	46,240	19,807	63,192
Provision/(benefit) for income taxes	11,427	7,617	24,482
Net income/(loss)	$34,813	$12,190	$38,710
Average assets	$1,363,876	$1,506,629	$1,887,764
Depreciation and amortization	$(5,844)	$400	$397
Expenditures for long-lived assets	897	1,923	146
Certain previously reported amounts have been reclassified to agree with current presentation.
(a) 2018 includes a $212.9 million pre-tax gain from the sale of Visa Class B shares; 2017 includes a $14.3 million pre-tax loss from the repurchase of equity securities previously included in a financing transaction.

The following tables reflect a disaggregation of FHN’s noninterest income by major product line and reportable segment for the years ended December 31, 2018, 2017, and 2016:

	December 31, 2018
(Dollars in thousands)	Regional Banking	Fixed Income	Corporate	Non-Strategic	Consolidated
Noninterest income:
Fixed income (a)	$417	$163,382	$—	$4,083	$167,882
Deposit transactions and cash management	126,909	12	6,144	216	133,281
Brokerage, management fees and commissions	54,800	—	—	3	54,803
Trust services and investment management	29,852	—	(46)	—	29,806
Bankcard income	26,848	—	226	(356)	26,718
BOLI (b)	—	—	18,955	—	18,955
Debt securities gains/(losses), net (b)	—	—	52	—	52
Equity securities gains/(losses), net (b) (c)	—	—	212,896	—	212,896
All other income and commissions (d)	70,482	1,373	1,025	5,515	78,395
Total noninterest income	$309,308	$164,767	$239,252	$9,461	$722,788

	December 31, 2017
(Dollars in thousands)	Regional Banking	Fixed Income	Corporate	Non-Strategic	Consolidated
Noninterest income:
Fixed income	$430	$216,195	$—	$—	$216,625
Deposit transactions and cash management	105,163	3	5,236	190	110,592
Brokerage, management fees and commissions	48,513	—	1	—	48,514
Trust services and investment management	28,491	—	(71)	—	28,420
Bankcard income	25,014	—	225	228	25,467
BOLI	—	—	15,124	—	15,124
Debt securities gains/(losses), net	386	—	97	—	483
Equity securities gains/(losses), net	—	—	109	—	109
All other income and commissions (e)	50,630	884	(11,843)	5,214	44,885
Total noninterest income	$258,627	$217,082	$8,878	$5,632	$490,219

	December 31, 2016
(Dollars in thousands)	Regional Banking	Fixed Income	Corporate	Non-Strategic	Consolidated
Noninterest income:
Fixed income	$79	$268,482	$—	$—	$268,561
Deposit transactions and cash management	103,122	3	5,250	178	108,553
Brokerage, management fees and commissions	42,911	—	—	—	42,911
Trust services and investment management	27,764	—	(37)	—	27,727
BOLI	23,945	—	215	270	24,430
Bank-owned life insurance	—	—	14,687	—	14,687
Debt securities gains/(losses), net	—	—	1,485	—	1,485
Equity securities gains/(losses), net	—	—	(144)	—	(144)
All other income and commissions	51,175	859	(1,003)	13,200	64,231
Total noninterest income	$248,996	$269,344	$20,453	$13,648	$552,441

(a)
Includes $28.9 million of underwriting, portfolio advisory, and other noninterest income in scope of Accounting Standards Codification ("ASC") 606, "Revenue From Contracts With Customers." Non-Strategic includes a $4.1 million gain from the reversal of a previous valuation adjustment due to sales of TRUPS loans excluded from the scope of ASC 606.

(b)	Represents noninterest income excluded from the scope of ASC 606. Amount is presented for informational purposes to reconcile total non-interest income.

(c)	Includes a pre-tax gain of $212.9 million from the sale of FHN's remaining holdings of Visa Class B shares.

(d)	Includes other service charges, ATM and interchange fees, electronic banking fees, and insurance commission in scope of ASC 606.

(e)	Corporate includes a $14.3 million pre-tax loss from the repurchase of equity securities previously included in a financing transaction.